SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE	FBRUNO@SIDLEY.COM +1 212 839 5540

July 11, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Nuveen AMT-Free Quality Municipal Income Fund
Registration of Common Shares and MuniFund Preferred Shares -
Amendment No. 9 to the Registration Statement on Form N-2 (File No. 811-21213)

Ladies and Gentlemen:

On behalf of Nuveen AMT-Free Quality Municipal Income Fund (the “Fund”), a diversified, closed-end management investment company, organized as a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the 1940 Act, and the General Rules and Regulations of the Commission thereunder, an electronically signed Registration Statement on Form N-2, which serves as Amendment No. 9 to the Fund’s Registration Statement under the 1940 Act (File No. 811-21213)(the “Registration Statement”).

The purpose of the filing is to register Common Shares and MuniFund Preferred Shares to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act. A fee of $124.50 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at 212-839-5540 or my colleague, Jonathan Miller, at 212-839-5385.

Regards,

/s/ Frank P. Bruno

Frank P. Bruno

CC:	E. Fess (w/encl.)
M. Winget (w/encl.)
G. Zimmerman (w/encl.)